Convertible notes (Narrative) (Details)	6 Months Ended
Sep. 30, 2013
Debt Instrument [Line Items]
Interest rate	7.00%
Convertible Notes [Member] | KKR Notes [Member]
Debt Instrument [Line Items]
Guaranteed internal rate of return	12.00%
Interest rate	7.00%
Convertible Notes [Member] | GMHL Notes [Member]
Debt Instrument [Line Items]
Guaranteed internal rate of return	12.00%
Interest rate	7.00%